PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) as of April 30, 2025
Description	Shares	Value
Long-Term Investments 96.5%
Common Stocks
Aerospace & Defense 0.6%
Hexcel Corp.	1,102	$53,414
Karman Holdings, Inc.*	297	10,618
		64,032
Automobile Components 1.3%
Dorman Products, Inc.*	1,130	128,029
Banks 10.0%
Ameris Bancorp	1,929	113,039
Atlantic Union Bankshares Corp.	2,271	62,907
Brookline Bancorp, Inc.	6,508	67,944
Eastern Bankshares, Inc.	6,558	97,845
Enterprise Financial Services Corp.	2,042	106,225
First Bancorp	1,510	61,095
First Interstate BancSystem, Inc. (Class A Stock)	2,578	67,531
Heritage Financial Corp.	4,322	98,628
MidWestOne Financial Group, Inc.	2,495	69,211
Pinnacle Financial Partners, Inc.	716	71,772
Renasant Corp.	3,061	98,166
Wintrust Financial Corp.	903	100,386
		1,014,749
Biotechnology 5.0%
Apellis Pharmaceuticals, Inc.*	1,334	25,626
Arcutis Biotherapeutics, Inc.*	12,049	179,650
Crinetics Pharmaceuticals, Inc.*	2,181	72,824
Krystal Biotech, Inc.*	153	25,992
Newamsterdam Pharma Co. NV (Netherlands)*	2,589	49,527
Twist Bioscience Corp.*	2,243	85,952
Vaxcyte, Inc.*	501	17,956
Veracyte, Inc.*	1,706	52,033
		509,560
Building Products 1.4%
Hayward Holdings, Inc.*	6,786	90,457
Zurn Elkay Water Solutions Corp.	1,561	53,012
		143,469

PGIM Jennison Small-Cap Core Equity Fund

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Capital Markets 2.8%
Acadian Asset Management, Inc.	4,115	$110,858
Bridge Investment Group Holdings, Inc. (Class A Stock)	2,095	20,091
Marex Group PLC (United Kingdom)	2,430	107,771
Moelis & Co. (Class A Stock)	799	42,810
		281,530
Chemicals 1.4%
Avient Corp.	2,503	83,375
Element Solutions, Inc.	2,991	61,046
		144,421
Commercial Services & Supplies 5.1%
ACV Auctions, Inc. (Class A Stock)*	9,419	138,365
Casella Waste Systems, Inc. (Class A Stock)*	1,655	194,380
VSE Corp.	1,567	179,453
		512,198
Construction & Engineering 2.2%
Concrete Pumping Holdings, Inc.	6,615	39,690
Construction Partners, Inc. (Class A Stock)*	1,238	101,689
Great Lakes Dredge & Dock Corp.*	9,378	85,246
		226,625
Consumer Staples Distribution & Retail 1.6%
Chefs’ Warehouse, Inc. (The)*	2,797	159,345
Diversified Telecommunication Services 0.7%
Cogent Communications Holdings, Inc.	1,262	68,590
Electric Utilities 0.8%
IDACORP, Inc.	671	79,238
Electronic Equipment, Instruments & Components 0.6%
Mirion Technologies, Inc.*	3,646	57,534

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Energy Equipment & Services 0.9%
Cactus, Inc. (Class A Stock)	1,757	$66,661
Expro Group Holdings NV*	3,039	25,132
		91,793
Financial Services 2.1%
AvidXchange Holdings, Inc.*	7,941	64,560
Essent Group Ltd.	1,442	82,093
Flywire Corp.*	3,363	31,646
Shift4 Payments, Inc. (Class A Stock)*	377	30,839
		209,138
Food Products 1.8%
Adecoagro SA (Brazil)	1,039	9,704
Freshpet, Inc.*	955	70,231
Utz Brands, Inc.	7,810	103,795
		183,730
Gas Utilities 1.8%
Chesapeake Utilities Corp.	1,372	180,651
Health Care Equipment & Supplies 1.8%
AtriCure, Inc.*	1,194	35,713
Inspire Medical Systems, Inc.*	280	44,346
iRhythm Technologies, Inc.*	823	87,970
Tandem Diabetes Care, Inc.*	970	16,345
		184,374
Health Care Providers & Services 2.8%
LifeStance Health Group, Inc.*	15,174	99,693
NeoGenomics, Inc.*	6,057	38,735
Option Care Health, Inc.*	2,992	96,671
RadNet, Inc.*	1,015	53,166
		288,265
Health Care Technology 0.4%
Waystar Holding Corp.*	968	35,981

PGIM Jennison Small-Cap Core Equity Fund

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Hotel & Resort REITs 0.5%
Summit Hotel Properties, Inc.	11,294	$45,967
Hotels, Restaurants & Leisure 2.6%
Golden Entertainment, Inc.	1,944	49,961
Penn Entertainment, Inc.*	3,676	55,949
Shake Shack, Inc. (Class A Stock)*	1,776	155,826
		261,736
Household Durables 0.8%
Century Communities, Inc.	1,401	76,411
Industrial REITs 0.7%
Plymouth Industrial REIT, Inc.	5,105	75,911
Insurance 3.0%
Axis Capital Holdings Ltd.	1,952	188,017
Lincoln National Corp.	759	24,189
Skyward Specialty Insurance Group, Inc.*	1,654	87,811
		300,017
IT Services 1.5%
ASGN, Inc.*	980	49,372
Grid Dynamics Holdings, Inc.*	7,385	104,572
		153,944
Machinery 4.5%
Enerpac Tool Group Corp.	2,582	104,235
Gates Industrial Corp. PLC*	6,794	128,542
Lindsay Corp.	686	88,535
Trinity Industries, Inc.	5,195	130,395
		451,707
Marine Transportation 1.3%
Kirby Corp.*	1,362	131,256

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining 2.5%
Eldorado Gold Corp. (Turkey)*	9,147	$172,329
ERO Copper Corp. (Brazil)*	6,606	82,377
		254,706
Mortgage Real Estate Investment Trusts (REITs) 1.1%
Ladder Capital Corp.	10,726	111,979
Office REITs 1.1%
Cousins Properties, Inc.	4,052	111,592
Oil, Gas & Consumable Fuels 2.5%
Crescent Energy Co. (Class A Stock)	8,883	73,551
Gulfport Energy Corp.*	740	127,650
Northern Oil & Gas, Inc.	2,107	51,200
		252,401
Pharmaceuticals 3.9%
Phathom Pharmaceuticals, Inc.*(a)	4,380	18,790
Prestige Consumer Healthcare, Inc.*	997	80,987
Tarsus Pharmaceuticals, Inc.*	3,298	171,199
Verona Pharma PLC (United Kingdom), ADR*	1,731	124,753
		395,729
Professional Services 2.7%
First Advantage Corp.*(a)	1,940	27,354
Huron Consulting Group, Inc.*	987	133,038
Korn Ferry	1,861	114,823
		275,215
Real Estate Management & Development 0.4%
Marcus & Millichap, Inc.	1,175	35,720
Residential REITs 2.9%
Independence Realty Trust, Inc.	10,118	196,593
UMH Properties, Inc.	5,696	100,648
		297,241

PGIM Jennison Small-Cap Core Equity Fund

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Retail REITs 1.0%
Urban Edge Properties	5,607	$101,319
Semiconductors & Semiconductor Equipment 4.1%
Credo Technology Group Holding Ltd.*	540	23,247
Impinj, Inc.*	670	61,727
MACOM Technology Solutions Holdings, Inc.*	971	100,741
SiTime Corp.*	355	52,136
Tower Semiconductor Ltd. (Israel)*	3,499	125,194
Universal Display Corp.	408	51,257
		414,302
Software 8.3%
AvePoint, Inc.*	6,607	108,024
Intapp, Inc.*	3,960	214,870
Q2 Holdings, Inc.*	2,634	208,745
Riskified Ltd. (Class A Stock)*	9,654	44,312
SimilarWeb Ltd. (Israel)*	2,977	22,447
Sprout Social, Inc. (Class A Stock)*	3,251	67,978
Varonis Systems, Inc.*	2,201	94,291
Vertex, Inc. (Class A Stock)*	2,014	80,620
		841,287
Specialized REITs 0.9%
National Storage Affiliates Trust	2,489	92,591
Specialty Retail 1.9%
Boot Barn Holdings, Inc.*	782	81,594
Five Below, Inc.*	458	34,757
Warby Parker, Inc. (Class A Stock)*	4,780	78,918
		195,269
Textiles, Apparel & Luxury Goods 1.6%
Capri Holdings Ltd.*	1,467	22,064
Kontoor Brands, Inc.	1,672	100,571
Wolverine World Wide, Inc.	3,051	39,815
		162,450

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors 1.6%
Herc Holdings, Inc.	495	$54,173
Rush Enterprises, Inc. (Class A Stock)	2,184	111,362
		165,535

Total Long-Term Investments (cost $8,427,395)		9,767,537

Short-Term Investments 5.2%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(wb)	472,634	472,634
PGIM Institutional Money Market Fund (7-day effective yield 4.540%) (cost $47,983; includes $47,722 of cash collateral for securities on loan)(b)(wb)	48,016	47,983

Total Short-Term Investments (cost $520,617)		520,617

TOTAL INVESTMENTS 101.7% (cost $8,948,012)		10,288,154
Liabilities in excess of other assets (1.7)%		(167,762)

Net Assets 100.0%		$10,120,392

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $45,849; cash collateral of $47,722 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM Jennison Small-Cap Core Equity Fund